Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited	12 Months Ended
Mar. 31, 2021
Disclosure Merger Of Dr Reddys Holdings Limited Into Dr Reddys Laboratories Limited [Abstract]
Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited
35. Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited

The Board of Directors, at its meeting held on July 29, 2019, has approved the amalgamation (the “Scheme”) of Dr. Reddy’s Holdings Limited (“DRHL”), an entity held by the Promoter Group, which holds 24.88% of Dr. Reddy’s Laboratories Limited (the “Company”) into the Company. This is subject to the approval of shareholders, stock exchanges, the National Company Law Tribunal (“NCLT”) and other relevant regulators.

The Scheme will lead to simplification of the shareholding structure and reduction of shareholding tiers.

The Promoter Group cumulatively would continue to hold the same number of shares in the Company, pre- and post the amalgamation. All costs, charges and expenses relating to the Scheme will be borne out of the surplus assets of DRHL. Further, any expense, if exceeding the surplus assets of DRHL, will be borne directly by the Promoters.

The Scheme also provides that the Promoters of the Company will jointly and severally indemnify, defend and hold harmless the Company, its directors, employees, officers, representatives, or any other person authorized by the Company (excluding the Promoters) for any liability, claim, or demand, which may devolve upon the Company on account of this amalgamation.

During year ended March 31, 2020, the Scheme was approved by the board of directors, members and unsecured creditors of the Company. The no-observation letters from the BSE Limited and National Stock Exchange of India Limited were received on the basis of no comments received from Securities and Exchange Board of India (“SEBI”). The petition for approval of the said Scheme was filed with the Hon’ble NCLT, Hyderabad Bench.

T
he hearings on the petition took place on April 20, 2021,
and
the Hon’ble NCLT reserved the issuance of an order pending its review and further analysis of the matter.